New Accounting Standards	12 Months Ended
Jul. 02, 2011
New Accounting Standards [Abstract]
New Accounting Standards
3. NEW ACCOUNTING STANDARDS
Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs
     In May 2011, the FASB issued Accounting Standard Update 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." This update amends ASC 820, "Fair Value Measurement" to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. In addition, the update explains how to measure fair value, but does not require additional fair value measurements and is not intended to establish valuation standards or affect valuation practices outside of financial reporting. This update is effective for interim reporting periods ending after December 15, 2011, which is the third quarter of fiscal 2012 for Sysco. The amendments in this update are to be applied prospectively and early application of this standard is not permitted. Sysco is currently evaluating the impact the adoption of ASU 2011-04 will have on its consolidated financial statements.
Presentation of Comprehensive Income
     In June 2011, the FASB issued Accounting Standard Update 2011-05, "Presentation of Comprehensive Income." This update amends ASC 220, "Comprehensive Income" to eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments require that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, which will be fiscal 2013 for Sysco. The amendments in this update should be applied retrospectively and early application is permitted. Sysco is currently evaluating which presentation option it will utilize for comprehensive income in its consolidated financial statements.